SHARE CAPITAL (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares shares	May 31, 2020 ₪ / shares shares
Disclosure of classes of share capital [line items]
Authorized ordinary shares | shares							800,000,000
At-the-market equity offering program | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares					2,837,038	87,624
Proceeds from issuance of shares				$ 800,000
Average share price | $ / shares				$ 9.03	$ 8.62
Share issuance expenses					$ 600,000
Authorised proceeds from issuance of shares					$ 23,800,000
At-the-market equity offering program | ADS | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares, gross				$ 100,000,000
Private Placements | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Authorised proceeds from issuance of shares	$ 10,000,000
Tranche One | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued | shares	827,586
Authorised proceeds from issuance of shares	$ 5,000,000
Purchase price (per share) | $ / shares	$ 6.04
Share premium (as a percent)	20.00%
Number of days weighted average in determination of share premium				30 days
Tranche Two | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares	$ 5,000,000
Authorised proceeds from issuance of shares	$ 5,000,000
Share premium (as a percent)	20.00%
Number of days weighted average in determination of share premium				30 days
Ordinary share
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares						₪ 0.01	₪ 0.01
Authorized ordinary shares | shares					794,000,000	794,000,000	794,000,000
Issued and paid ordinary shares | shares					383,981,000	524,016,000
Ordinary share | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares						12,522,245
Proceeds from issuance of shares, gross				$ 77,000,000
Proceeds from issuance of shares				72,700,000
Ordinary share | ADS | Cosmo Pharmaceuticals N.V.
Disclosure of classes of share capital [line items]
Number of shares issued | shares			5,185,715
Proceeds from issuance of shares			$ 36,300,000
Ordinary share | ADS | Cosmo Technologies Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued | shares			1,714,286
Ordinary share | ADS | DSI
Disclosure of classes of share capital [line items]
Number of shares issued | shares		283,387
Proceeds from issuance of shares		$ 2,000,000
Ordinary share | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares					8,156	565,998
Proceeds from exercise of options				$ 4	$ 52,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares							₪ 0.01
Authorized ordinary shares | shares							6,000,000
Authorized preferred shares (reserved) | shares					6,000,000	6,000,000